SHAREHOLDER'S EQUITY - Schedule of changes in treasury shares (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of period	R$ 151,342
Balance at end of period	R$ 262,360	R$ 151,342
Bottom of range [member]
Disclosure of classes of share capital [line items]
Average price per share, outstanding at beginning of period	R$ 25.74
Average price per share, outstanding at end of period	21.11	R$ 25.74
Top of range [member]
Disclosure of classes of share capital [line items]
Average price per share, outstanding at beginning of period	50.93
Average price per share, outstanding at end of period	R$ 24.07	R$ 50.93
Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	R$ 151,342	R$ 11,667
Initial share capital (in shares)	4,899,540	316,701
Average price per share, outstanding at beginning of period	R$ 30.89	R$ 38.04
Used	R$ (9,282)	R$ (34,438)
Used (in shares)	(377,585)	(754,719)
Average price per share, issued	R$ 24.58	R$ 45.63
Share repurchase	R$ 120,300	R$ 174,113
Acquisition (in shares)	5,391,900	5,337,558
Average price per share, purchased	R$ 22.31	R$ 32.62
Balance at end of period	R$ 262,360	R$ 151,342
Total shares capital subscribed and paid-up (in shares)	9,913,855	4,899,540
Average price per share, outstanding at end of period	R$ 26.46	R$ 30.89